Supplement to the
Fidelity® Low-Priced Stock Fund
Class K
September 29, 2021
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Joel Tillinghast (co-lead portfolio manager) has managed the fund since December 1989.

Morgen Peck (co-lead portfolio manager) has managed the fund since May 2016.

Sam Chamovitz (co-lead portfolio manager) has managed the fund since April 2017.

John Mirshekari (co-manager) has managed the fund since September 2011.

Shadman Riaz (co-manager) has managed the fund since September 2011.

Salim Hart (co-manager) has managed the fund since April 2017.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Joel Tillinghast is co-lead portfolio manager of the fund, which he has managed since December 1989. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Morgen Peck is co-lead portfolio manager of the fund, which she has managed since May 2016. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Sam Chamovitz is co-lead portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Salim Hart is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

LPS-K-21-01 1.882816.114	November 16, 2021

Supplement to the
Fidelity® Low-Priced Stock Fund
September 29, 2021
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Joel Tillinghast (co-lead portfolio manager) has managed the fund since December 1989.

Morgen Peck (co-lead portfolio manager) has managed the fund since May 2016.

Sam Chamovitz (co-lead portfolio manager) has managed the fund since April 2017.

John Mirshekari (co-manager) has managed the fund since September 2011.

Shadman Riaz (co-manager) has managed the fund since September 2011.

Salim Hart (co-manager) has managed the fund since April 2017.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Joel Tillinghast is co-lead portfolio manager of the fund, which he has managed since December 1989. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Morgen Peck is co-lead portfolio manager of the fund, which she has managed since May 2016. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Sam Chamovitz is co-lead portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Salim Hart is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

LPS-21-01 1.480654.136	November 16, 2021

Supplement to the
Fidelity® Series Intrinsic Opportunities Fund
September 29, 2021
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Joel Tillinghast (co-manager) has managed the fund since December 2012.

Sam Chamovitz (co-manager) has managed the fund since November 2021.

Morgen Peck (co-manager) has managed the fund since November 2021.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Joel Tillinghast is co-manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Sam Chamovitz is co-manager of the fund, which he has managed since November 2021. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Morgen Peck is co-manager of the fund, which she has managed since November 2021. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

O2T-21-01 1.966436.103	November 16, 2021

Supplement to the
Fidelity Flex® Intrinsic Opportunities Fund
September 29, 2021
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Joel Tillinghast (co-manager) has managed the fund since March 2017.

Sam Chamovitz (co-manager) has managed the fund since November 2021.

Morgen Peck (co-manager) has managed the fund since November 2021.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Joel Tillinghast is co-manager of the fund, which he has managed since March 2017. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Sam Chamovitz is co-manager of the fund, which he has managed since November 2021. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Morgen Peck is co-manager of the fund, which she has managed since November 2021. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

ZTO-21-02 1.9886012.102	November 16, 2021

Supplement to the
Fidelity® Low-Priced Stock K6 Fund
September 29, 2021
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Sam Chamovitz (co-lead portfolio manager) has managed the fund since May 2017.

Morgen Peck (co-lead portfolio manager) has managed the fund since May 2017.

Joel Tillinghast (co-lead portfolio manager) has managed the fund since May 2017.

Salim Hart (co-manager) has managed the fund since May 2017.

John Mirshekari (co-manager) has managed the fund since May 2017.

Shadman Riaz (co-manager) has managed the fund since May 2017.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Sam Chamovitz is co-lead portfolio manager of the fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Morgen Peck is co-lead portfolio manager of the fund, which she has managed since May 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Joel Tillinghast is co-lead portfolio manager of the fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Tillinghast has worked as a research analyst and portfolio manager.

Salim Hart is co-manager of the fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Hart has worked as a quantitative research analyst and portfolio manager.

John Mirshekari is co-manager of the fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

It is expected that Mr. Tillinghast will transition off the fund effective on or about December 31, 2023.

LPSK6-21-01 1.9885826.103	November 16, 2021